Line of Credit	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Line of Credit

5. Line of Credit

In March 2024, the Company obtained a line of credit of $1.0 million with BOC Bank to support short-term working capital needs. The line of credit bears an interest rate of 5.0% and matures in 120 days. In July 2024, the maturity date was extended an additional 120 days to November 2, 2024. The line of credit was terminated at maturity in November 2024. As of September 30, 2024, there was no balance outstanding on the line of credit.